Evaluation tools at customers (Schedule Of Changes In The Amount Of Evaluation Tools) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Evaluation Tools at Customers [Roll Forward]
Beginning Balance	€ 13,332	€ 16,922
Evaluation tools shipped	12,845	8,329
Depreciation	(3,448)	(3,771)
Evaluation tools sold	(4,814)	(6,221)
Reclassification	(1,391)	0
Foreign currency translation effect	1,243	(1,927)
Ending Balance	17,767	13,332
Evaluation tools useful lives in years	5 years
Gross carrying amount of evaluation tools at customers	23,133	18,082
Accumulated depreciation of evaluation tools at customers	€ 5,366	€ 4,750